STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 302,079	$ 122,151	$ 547,996	$ 992,207
General and administrative	2,746,853	601,565	7,304,440	5,229,252
Depreciation	2,860	4,435	15,809	17,059
Total operating expenses	3,051,792	728,151	7,868,245	6,238,518
Loss from operations	(3,051,792)	(728,151)	(7,868,245)	(6,238,518)
Other income (expense):
Interest income (expense)	(1,114)	(1,098)	(11,025)	(70,061)
Financing costs	0	(388,285)	(593,770)	(3,496,052)
Loss before income taxes	(3,052,906)	(1,117,534)	(8,473,040)	(9,804,631)
Income taxes (benefit)	0	0	0	0
Net loss	(3,052,906)	(1,117,534)	(8,473,040)	(9,804,631)
Preferred stock dividend	(79,395)	(84,024)	(300,359)	(297,215)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (3,132,301)	$ (1,201,558)	$ (8,773,399)	$ (10,101,846)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.26)	$ (0.14)	$ (0.91)	$ (1.23)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	12,256,418	8,482,710	9,650,275	8,187,648